Debt Obligations (Details 1) (USD $)	Dec. 31, 2014	Sep. 30, 2014
Debt Obligations Details 1
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in next twelve months	$ 47,008,084	$ 1,906,040
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Two	25,460,444	28,548,192
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Three	77,192	4,444
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in Year Four	54,560	4,450
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal thereafter	52,723	11,275
Long-term Debt and Capital Lease Obligations, Total	$ 30,345,803	$ 30,474,401